LOSS PER SHARE - Disclosure of basic loss per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Loss for the year attributed to holders of ordinary shares	$ (5,631)	$ (15,887)	$ (37,509)
Weighted average of number of ordinary shares in issue	35,762	33,149	32,817
Basic loss per ordinary share	$ (0.157)	$ (0.479)	$ (1.143)